Financial Instruments-risk management (Narrative) (Details)		1 Months Ended	12 Months Ended
	Jan. 17, 2020 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 31, 2020 USD ($)	Oct. 31, 2018 BRL (R$)	Oct. 31, 2018 USD ($)
Disclosure Of Financial Instruments-risk management [Line Items]
Foreign exchange gain (loss)			$ (2,446,000)	$ (11,323,000)	$ (2,193,000)
Percentage of debt maturing in more than five years			96.00%
Borrowings, maturity			September 21, 2024
Borrowings			$ 437,419,000	$ 447,002,000
Gearing Ratio			71.00%	69.00%
Notional amount		$ 425,000,000				$ 350,000,000
Adjustments for gains (losses) on change in fair value of derivatives			$ 83,700,000	$ 92,050,000
Banco Santander [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Borrowings			$ 9,607,000	$ 20,006,000			R$ 77,640,000	$ 20,000,000
2024 Notes [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Borrowings, maturity		September 21, 2024
Borrowings, interest rate		6.50%
Notional amount		$ 425,000,000
2027 Notes [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Borrowings, maturity			January 17, 2027
2027 Notes [Member] | Issuance of Notes [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Borrowings, interest rate	5.50%
Notional amount	$ 350,000,000
Percentage of price of borrowings	99.285%
Yield	5.625%
Senior Secured Notes [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Borrowings, maturity		2020
Borrowings, interest rate		7.50%
Fixed interest rate [member]
Disclosure Of Financial Instruments-risk management [Line Items]
Borrowings, interest rate			6.50%
Local Customers [Member] | Neuquen Basin [Member] | Argentina [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Percentage of entity's revenue			2.00%
Percentage Of Entity's Production Sold To Customer Type			42.00%
Major Refineries [Member] | Neuquen Basin [Member] | Argentina [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Percentage of entity's revenue			3.00%
Percentage Of Entity's Production Sold To Customer Type			58.00%
Local Customers and Petrobras Brazil [Member] | Maximum | Brazil [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Percentage of entity's revenue			1.00%
Colombian subsidiary [Member] | Trafigura [Member] | Colombia [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Percentage of entity's revenue			52.00%
Colombian subsidiary [Member] | Ecopetrol [Member] | Colombia [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Percentage of entity's revenue			38.00%
Currency risk [member]
Disclosure Of Financial Instruments-risk management [Line Items]
Description Of Currency Devaluation Effect On Post Tax Loss			If the Colombian Peso, the Chilean Peso, the Argentine Peso and the Peruvian Peso had each devalued an additional 10% against the US dollar, with all other variables held constant, post-tax profit for the year would have been lower by US$ 644,543 (post-tax profit lower by US$ 57,000 in 2018 and post-tax loss higher by US$ 1,538,000 in 2017).
Liquidity risk [member]
Disclosure Of Financial Instruments-risk management [Line Items]
Cash			$ 111,180,000
Percentage of debt maturing in more than five years			96.00%
Barrels of oil equivalent per day in production at year end | item			42,000
Liquidity risk [member] | Trafigura [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Available credit line			$ 25,000,000
Commodity price risk [member]
Disclosure Of Financial Instruments-risk management [Line Items]
Description of fluctuation in price levels			If oil and methanol prices had fallen by 10% compared to actual prices during the year, with all other variables held constant, considering the impact of the derivative contracts in place, post-tax profit for the year would have been lower by US$ 38,339,661 (post-tax profit lower by US$ 13,709,000 in 2018 and post-tax loss higher by US$ 10,423,000 in 2017).
Interest Rate Risk [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Borrowings			$ 9,607,000
Percentage of borrowings bearing variable interest rate			2.00%
Interest Rate Risk [Member] | Fixed interest rate [member]
Disclosure Of Financial Instruments-risk management [Line Items]
Borrowings			$ 425,000,000
Interest Rate Risk [Member] | Floating interest rate [member]
Disclosure Of Financial Instruments-risk management [Line Items]
Description of fluctuation in interest rate			At December 31, 2019, if 1% is added to interest rates on currency-denominated borrowings with all other variables held constant, post-tax profit for the year would have been lower by US$ 93,000 (post-tax profit lower by US$ 21,000 in 2018 and no exposure to fluctuations in the interest rate in 2017).
Credit Risk [Member] | Colombia [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Percentage of entity's revenue			78.00%
Credit Risk [Member] | Minimum
Disclosure Of Financial Instruments-risk management [Line Items]
Gearing Ratio			60.00%	60.00%	60.00%
Credit Risk [Member] | Maximum
Disclosure Of Financial Instruments-risk management [Line Items]
Gearing Ratio			80.00%	80.00%	80.00%
Credit Risk [Member] | ENAP [Member] | Chile [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Percentage of entity's revenue			5.00%	3.00%	5.00%
Credit Risk [Member] | Methanex Chile SpA [Member] | Chile [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Percentage of entity's revenue			3.00%	3.00%	5.00%
Credit Risk [Member] | Petrobras Brazil [Member] | Brazil [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Percentage of entity's revenue			4.00%	5.00%	10.00%
Credit Risk [Member] | Grupo Albanesi [Member] | Argentina [Member]
Disclosure Of Financial Instruments-risk management [Line Items]
Percentage of entity's revenue			1.00%
Argentine Peso [Member] | Currency risk [member]
Disclosure Of Financial Instruments-risk management [Line Items]
Currency Devaluation Percentage Against Dollar			59.00%	102.00%	17.00%
Chilean Peso [Member] | Currency risk [member]
Disclosure Of Financial Instruments-risk management [Line Items]
Currency Devaluation Percentage Against Dollar			8.00%
Currency Revaluation Percentage Against Dollar				13.00%	8.00%
Colombian Peso [Member] | Currency risk [member]
Disclosure Of Financial Instruments-risk management [Line Items]
Currency Devaluation Percentage Against Dollar			1.00%	9.00%
Currency Revaluation Percentage Against Dollar					1.00%
Brazilian Real [Member] | Currency risk [member]
Disclosure Of Financial Instruments-risk management [Line Items]
Currency Devaluation Percentage Against Dollar			4.00%	17.00%
Currency Revaluation Percentage Against Dollar					2.00%
Description Of Currency Devaluation Effect On Post Tax Loss			If the Brazilian Real had devalued 10% against the US dollar, with all other variables held constant, post-tax profit for the year would have been lower by US$ 927,000 (post-tax profit lower by US$ 515,000 in 2018 and post-tax loss higher by US$ 3,100,000 in 2017).
Foreign exchange gain (loss)			$ (664,000)	$ (5,862,000)	$ 1,274,000
Peruvian Peso [Member] | Currency risk [member]
Disclosure Of Financial Instruments-risk management [Line Items]
Currency Devaluation Percentage Against Dollar				4.00%
Currency Revaluation Percentage Against Dollar			2.00%		4.00%